Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes [Abstract]
Current	$ 2,954,130	$ 1,997,042	$ 341,208
Deferred	(194,045)	(44,685)	(45,448)
Total	$ 2,760,080	$ 1,952,356	$ 295,760